SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenues	R$ 44,362,120	R$ 47,912,039	R$ 30,064,020
Cost of sales and services	(31,054,016)	(25,837,475)	(19,124,901)
Gross profit	13,308,104	22,074,564	10,939,119
General and administrative expenses	(3,249,937)	(2,959,446)	(2,508,875)
Other operating (income) expenses, net	(2,654,622)	1,242,340	(2,787,562)
Equity in results of affiliated companies	237,917	182,504	71,755
Operating result before Financial Income and Taxes	7,641,462	20,539,962	5,714,437
Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	29,341,011	30,091,448	16,602,895
Cost of sales and services	(23,256,319)	(20,081,043)	(14,170,692)
Gross profit	6,084,692	10,010,405	2,432,203
General and administrative expenses	(1,314,352)	(1,158,748)	(922,862)
Other operating (income) expenses, net	(777,976)	(405,018)	(392,061)
Operating result before Financial Income and Taxes	3,992,364	8,446,639	1,117,280
Mining [Member]
IfrsStatementLineItems [Line Items]
Net revenues	12,525,131	18,043,386	12,683,231
Cost of sales and services	(7,105,424)	(7,705,835)	(5,531,763)
Gross profit	5,419,707	10,337,551	7,151,468
General and administrative expenses	(352,152)	(351,371)	(179,806)
Other operating (income) expenses, net	(449,871)	(287,744)	(665,881)
Operating result before Financial Income and Taxes	4,617,684	9,698,436	6,305,781
Logistics [Member] | Port [Member]
IfrsStatementLineItems [Line Items]
Net revenues	307,999	311,040	256,371
Cost of sales and services	(220,491)	(220,494)	(187,860)
Gross profit	87,508	90,546	68,511
General and administrative expenses	(32,976)	(33,853)	(21,949)
Other operating (income) expenses, net	(14,353)	(8,290)	(5,420)
Operating result before Financial Income and Taxes	40,179	48,403	41,142
Logistics [Member] | Railroads [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,311,754	1,839,307	1,489,647
Cost of sales and services	(1,507,028)	(1,266,112)	(1,094,130)
Gross profit	804,726	573,195	395,517
General and administrative expenses	(153,294)	(135,091)	(114,970)
Other operating (income) expenses, net	33,927	58,253	52,569
Operating result before Financial Income and Taxes	685,359	496,357	333,116
Energy [Member]
IfrsStatementLineItems [Line Items]
Net revenues	293,035	222,785	172,859
Cost of sales and services	(287,340)	(146,349)	(128,227)
Gross profit	5,695	76,436	44,632
General and administrative expenses	(43,786)	(32,083)	(30,243)
Other operating (income) expenses, net	39,376	41,337	(2,967)
Operating result before Financial Income and Taxes	1,285	85,690	11,422
Cement [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,819,551	1,430,150	858,192
Cost of sales and services	(1,974,415)	(892,900)	(647,132)
Gross profit	845,136	537,250	211,060
General and administrative expenses	(386,230)	(190,986)	(88,232)
Other operating (income) expenses, net	(105,018)	(63,631)	(44,893)
Operating result before Financial Income and Taxes	353,888	282,633	77,935
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	(3,236,361)	(4,026,077)	(1,999,175)
Cost of sales and services	3,297,001	4,475,259	2,634,903
Gross profit	60,640	449,182	635,728
General and administrative expenses	(967,147)	(1,057,314)	(1,150,813)
Other operating (income) expenses, net	(1,380,707)	1,907,433	(1,728,909)
Equity in results of affiliated companies	237,917	182,504	71,755
Operating result before Financial Income and Taxes	(2,049,297)	1,481,805	(2,172,239)
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	23,957,541	23,233,830	12,886,213
Domestic Market [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	20,588,235	21,400,318	11,721,339
Domestic Market [Member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,700,051	3,114,385	1,532,589
Domestic Market [Member] | Logistics [Member] | Port [Member]
IfrsStatementLineItems [Line Items]
Net revenues	307,999	311,040
Operating result before Financial Income and Taxes	307,999	311,040	256,371
Domestic Market [Member] | Logistics [Member] | Railroads [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,311,754	1,839,307
Operating result before Financial Income and Taxes	2,311,754	1,839,307	1,489,647
Domestic Market [Member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Net revenues	293,035	222,785
Operating result before Financial Income and Taxes	293,035	222,785	172,859
Domestic Market [Member] | Cement [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,819,551	1,430,150
Operating result before Financial Income and Taxes	2,819,551	1,430,150	857,197
Domestic Market [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	(4,063,084)	(5,084,155)	(3,143,789)
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	20,404,579	24,678,209	17,177,807
Foreign Market [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	8,752,776	8,691,130	4,881,556
Foreign Market [Member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Net revenues	10,825,080	14,929,001	11,150,642
Foreign Market [Member] | Cement [Member]
IfrsStatementLineItems [Line Items]
Net revenues			995
Foreign Market [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	826,723	1,058,078	1,144,614
Asia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	10,341,232	13,685,991	8,606,405
Asia [Member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Net revenues	9,514,509	12,627,913	7,461,791
Asia [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	826,723	1,058,078	1,144,614
North America [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,018,046	2,275,612	922,299
North America [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,018,046	2,275,612	922,299
Latin America [Member]
IfrsStatementLineItems [Line Items]
Net revenues	382,128	355,912	328,895
Latin America [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	382,128	355,912	327,900
Latin America [Member] | Cement [Member]
IfrsStatementLineItems [Line Items]
Net revenues			995
Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenues	7,662,107	8,360,694	7,315,862
Europe [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	6,351,536	6,059,606	3,627,011
Europe [Member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,310,571	R$ 2,301,088	3,688,851
Others [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,066		4,346
Others [Member] | Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	R$ 1,066		R$ 4,346